Total Income (Details) - Schedule of disaggregation of total income - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Disaggregation of Total Income [Abstract]
Total income	$ 34,673,431	$ 27,633,962	$ 125,570,441	$ 114,816,635
Transaction Income [Member]
Schedule of Disaggregation of Total Income [Abstract]
Total income	25,865,968	22,863,986	102,599,194	93,498,598
Service, Other [Member]
Schedule of Disaggregation of Total Income [Abstract]
Total income	$ 8,807,463	$ 4,769,976	$ 22,971,247	$ 21,318,037